Shareholders' Equity - Summary of Nonvested Share Activity (Details) - shares				12 Months Ended
	Mar. 20, 2025	Mar. 20, 2024	Mar. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards vested (in shares)				(5,103,210)	(5,542,756)	(6,502,300)
2022 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)			6,531,345
2023 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)		5,449,135
2024 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)	7,627,070
2025 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)				7,880,820
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				13,613,309
Awards granted (in shares)				7,880,820
Awards forfeited/waived (in shares)				(235,876)
Awards cancelled on failed vesting conditions (in shares)				(686,463)
Awards vested (in shares)				(5,103,210)
Number of shares, ending balance (in shares)				15,468,580	13,613,309
Employees | 2022 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				2,279,312
Awards granted (in shares)				0
Awards forfeited/waived (in shares)				(14,108)
Awards cancelled on failed vesting conditions (in shares)				(8,333)
Awards vested (in shares)				(2,256,871)
Number of shares, ending balance (in shares)				0	2,279,312
Employees | 2023 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				3,736,503
Awards granted (in shares)				0
Awards forfeited/waived (in shares)				(39,107)
Awards cancelled on failed vesting conditions (in shares)				0
Awards vested (in shares)				(1,532,759)
Number of shares, ending balance (in shares)				2,164,637	3,736,503
Employees | 2024 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				7,597,494
Awards granted (in shares)				0
Awards forfeited/waived (in shares)				(145,984)
Awards cancelled on failed vesting conditions (in shares)				(678,130)
Awards vested (in shares)				(1,311,529)
Number of shares, ending balance (in shares)				5,461,851	7,597,494
Employees | 2025 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				0
Awards granted (in shares)				7,880,820
Awards forfeited/waived (in shares)				(36,677)
Awards cancelled on failed vesting conditions (in shares)				0
Awards vested (in shares)				(2,051)
Number of shares, ending balance (in shares)				7,842,092	0